Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Assets and Liabilities Subject to Recurring Fair Value Measurements

PACCAR’s assets and liabilities subject to recurring fair value measurements are either Level 1 or Level 2 as follows:

At December 31, 2012	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$218.6	$218.6
U.S. corporate securities		60.1	60.1
U.S. government and agency securities	$.6	.2	.8
Non-U.S. government securities		355.0	355.0
Non-U.S. corporate securities		448.7	448.7
Other debt securities		109.5	109.5

Total marketable debt securities	$.6	$1,192.1	$1,192.7

Derivatives
Interest-rate swaps		$1.6	$1.6
Cross currency swaps		3.0	3.0
Foreign-exchange contracts		.5	.5

Total derivative assets		$5.1	$5.1

Liabilities:
Derivatives
Cross currency swaps		$74.1	$74.1
Interest-rate swaps		38.2	38.2
Foreign-exchange contracts		.7	.7

Total derivative liabilities		$113.0	$113.0

At December 31, 2011	LEVEL 1	LEVEL 2	TOTAL
Assets:
Marketable debt securities
U.S. tax-exempt securities		$294.4	$294.4
U.S. corporate securities		27.5	27.5
U.S. government and agency securities	$1.9		1.9
Non-U.S. government securities		367.1	367.1
Non-U.S. corporate securities		148.3	148.3
Other debt securities		70.9	70.9

Total marketable debt securities	$1.9	$908.2	$910.1

Derivatives
Interest-rate swaps		$1.4	$1.4
Cross currency swaps		.8	.8
Foreign-exchange contracts		.2	.2

Total derivative assets		$2.4	$2.4

Liabilities:
Derivatives
Cross currency swaps		$74.7	$74.7
Interest-rate swaps		33.3	33.3
Foreign-exchange contracts		2.5	2.5

Total derivative liabilities		$110.5	$110.5

Carrying Amount and Fair Value of Financial Services Fixed-Rate Loans and Fixed-Rate Debt

The Company’s estimate of fair value for fixed-rate loans and debt that are not carried at fair value at December 31, 2012 and December 31, 2011 was as follows:

At December 31,	2012		2011
	CARRYING AMOUNT	FAIR VALUE	CARRYING AMOUNT	FAIR VALUE
Assets:
Financial Services fixed-rate loans	$3,361.7	$3,434.8	$2,740.1	$2,776.1

Liabilities:
Truck, Parts and Other fixed-rate debt	$150.0	$160.6	$150.0	$167.6
Financial Services fixed-rate debt	$3,277.2	$3,350.5	$1,958.6	$2,021.1